Accounts Receivable and Accrued Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Schedule of Accounts Receivable and Accrued Revenues

As at December 31,	2024	2023
Trade and Accruals	2,378	2,722
Prepaids and Deposits	187	242
Joint Operations Receivables	40	49
Other	9	22
	2,614	3,035